PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited)

Voya GNMA Income Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS : 81.7%
Federal Home Loan Bank : 1.2%
2,950,000
(1)
4.270
%,
01/02/2025 $ 2,949,312
0.3
2,475,000
(1)
4.270
%,
01/07/2025 2,472,979
0.2
8,000,000
(1)
4.270
%,
01/08/2025 7,992,533
0.7
13,414,824
1.2
Federal Home Loan Mortgage Corporation : 1.0%
(2)
602,679
3.500
%,
07/01/2047 541,884
0.1
1,333,473
3.500
%,
12/01/2047 1,200,977
0.1
2,536,636
3.500
%,
03/01/2048 2,285,255
0.2
2,833,662
3.500
%,
11/01/2048 2,552,839
0.2
823,168
4.000
%,
07/01/2047 764,949
0.1
322,759
4.500
%,
08/01/2047 309,750
0.0
336,494
5.000
%,
11/01/2035 334,839
0.0
17,122
5.000
%,
12/01/2035 17,027
0.0
8,194
5.000
%,
01/01/2038 8,179
0.0
8,180
5.000
%,
03/01/2038 8,165
0.0
33,063
5.000
%,
03/01/2038 33,002
0.0
92,392
5.000
%,
02/01/2039 91,652
0.0
339,939
5.000
%,
07/01/2039 339,312
0.1
108,542
5.000
%,
01/01/2040 108,342
0.0
388,344
5.000
%,
04/01/2040 385,234
0.1
1,226,129
5.000
%,
10/01/2040 1,223,868
0.1
142,415
5.000
%,
05/01/2041 141,625
0.0
118,583
5.290
%,
10/01/2037 119,029
0.0
6,178
5.410
%,
08/01/2037 6,228
0.0
31,335
5.440
%,
01/01/2037 31,553
0.0
40,910
5.440
%,
04/01/2037 41,220
0.0
25,943
5.440
%,
09/01/2037 26,077
0.0
24,422
5.440
%,
02/01/2038 24,586
0.0
88,515
5.450
%,
12/01/2037 88,532
0.0
113,010
5.450
%,
12/01/2037 112,713
0.0
29,281
5.460
%,
08/01/2037 29,469
0.0
32,522
5.460
%,
01/01/2038 32,500
0.0
47,291
5.500
%,
08/01/2037 47,620
0.0
77,493
5.500
%,
11/01/2037 78,040
0.0
31,433
5.620
%,
12/01/2036 32,076
0.0
33,839
5.620
%,
03/01/2037 34,320
0.0
54,845
5.620
%,
08/01/2037 55,660
0.0
63,795
5.625
%,
12/01/2036 64,790
0.0
80,062
5.625
%,
01/01/2037 81,236
0.0
82,457
5.625
%,
03/01/2037 83,847
0.0
77,901
5.625
%,
06/01/2037 78,994
0.0
67,406
5.625
%,
07/01/2037 68,672
0.0
37,086
5.625
%,
02/01/2038 37,811
0.0
287,896
5.750
%,
09/01/2037 294,078
0.0
50,239
5.750
%,
10/01/2037 51,309
0.0
81,519
6.090
%,
12/01/2037 82,922
0.0
2,527
7.500
%,
01/01/2030 2,595
0.0
11,952,776
1.0
Federal National Mortgage Association : 0.5%
(2)
58,024
3.125
%,
11/01/2041 54,752
0.0
23,887
3.250
%,
04/01/2041 23,662
0.0
85,982
3.475
%,
10/01/2041 82,567
0.0
64,464
3.750
%,
09/01/2041 62,692
0.0
56,716
3.750
%,
10/01/2041 54,909
0.0
4,037,857
4.000
%,
07/01/2056 3,706,708
0.3
632,076
4.500
%,
09/01/2047 607,835
0.1
78,799
5.290
%,
09/01/2037 78,489
0.0
228,822
5.290
%,
11/01/2037 227,524
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal National Mortgage Association (continued)
69,103
5.290
%,
12/01/2037 $ 68,314
0.0
107,073
5.290
%,
04/01/2038 106,633
0.0
11,651
5.350
%,
04/01/2029 11,612
0.0
57,527
5.390
%,
05/01/2038 57,380
0.0
107,173
5.440
%,
08/01/2047 104,682
0.0
154,460
5.440
%,
08/01/2047 151,079
0.0
163,645
5.440
%,
08/01/2047 160,107
0.0
165,230
5.440
%,
09/01/2047 161,665
0.0
258,201
5.440
%,
10/01/2047 253,285
0.1
54,667
5.620
%,
12/01/2036 54,685
0.0
96,404
5.890
%,
08/01/2047 94,721
0.0
103,624
5.890
%,
10/01/2047 102,037
0.0
3,834
6.600
%,
07/01/2027 3,824
0.0
6,229,162
0.5
Government National Mortgage Association : 75.9%
4,394,233
2.000
%,
08/20/2050 3,528,484
0.3
30,865,734
2.000
%,
12/20/2050 24,754,662
2.2
17,165,541
2.000
%,
01/20/2051 13,750,637
1.2
14,458,027
2.000
%,
02/20/2051 11,589,550
1.0
6,658,760
2.000
%,
06/20/2051 5,335,010
0.5
11,835,719
2.000
%,
08/20/2051 9,482,702
0.8
3,364,612
2.000
%,
10/20/2051 2,695,689
0.2
2,350,530
2.000
%,
11/20/2051 1,883,211
0.2
19,844,972
2.000
%,
12/20/2051 15,899,391
1.4
56,033,072
2.000
%,
03/20/2052 44,909,164
3.9
8,830,565
2.500
%,
12/20/2050 7,362,741
0.7
31,600,674
2.500
%,
03/20/2051 26,424,206
2.3
15,944,132
2.500
%,
04/20/2051 13,332,294
1.2
15,804,461
2.500
%,
05/20/2051 13,226,282
1.2
1,112,207
2.500
%,
06/20/2051 930,764
0.1
3,649,358
2.500
%,
08/20/2051 3,051,499
0.3
26,736,092
2.500
%,
09/20/2051 22,355,974
1.9
24,249,302
2.500
%,
10/20/2051 20,276,562
1.8
27,875,601
2.500
%,
11/20/2051 23,308,718
2.0
3,645,108
2.500
%,
12/20/2051 3,047,917
0.3
16,071,965
2.500
%,
03/20/2052 13,438,400
1.2
8,180,000
(3)
2.500
%,
01/20/2055 6,832,217
0.6
119,127
3.000
%,
12/15/2041 107,407
0.0
77,996
3.000
%,
01/15/2042 68,707
0.0
156,219
3.000
%,
01/15/2042 141,210
0.0
156,722
3.000
%,
01/15/2042 141,500
0.0
440,488
3.000
%,
02/15/2042 392,398
0.0
152,164
3.000
%,
03/15/2042 135,551
0.0
127,947
3.000
%,
04/15/2042 112,710
0.0
52,861
3.000
%,
05/15/2042 47,780
0.0
41,510
3.000
%,
06/15/2042
36,567
0.0
22,051,331
3.000
%,
04/20/2045 19,533,594
1.7
317,071
3.000
%,
11/20/2045 275,392
0.0
55,658
3.000
%,
12/20/2045 48,323
0.0
86,808
3.000
%,
12/20/2045 75,369
0.0
87,009
3.000
%,
12/20/2045 75,556
0.0
49,877
3.000
%,
01/20/2046 43,325
0.0
1,849,006
3.000
%,
02/20/2050 1,568,842
0.2
2,508,541
3.000
%,
10/20/2051 2,179,118
0.2
21,332,359
3.000
%,
10/20/2051 18,094,514
1.6
16,737,735
3.000
%,
11/20/2051 14,201,809
1.2
1,368,360
3.000
%,
01/20/2052 1,188,376
0.1
7,683,779
3.000
%,
03/20/2052 6,658,555
0.6
3,545,437
3.000
%,
04/20/2052 3,077,756
0.3

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
17,000,000
(3)
3.000
%,
01/20/2055 $ 14,743,516
1.3
45,791
3.250
%,
03/15/2041 41,437
0.0
228,373
3.250
%,
04/15/2041 206,837
0.0
68,585
3.250
%,
05/15/2041 62,131
0.0
288,931
3.250
%,
06/15/2041 261,781
0.0
54,449
3.250
%,
07/15/2041 49,229
0.0
329,044
3.250
%,
07/15/2041 297,861
0.0
566,277
3.250
%,
08/15/2041 512,878
0.1
178,247
3.250
%,
09/15/2041 161,504
0.0
236,968
3.250
%,
09/15/2041 214,706
0.0
38,060
3.250
%,
11/15/2041 34,411
0.0
130,632
3.250
%,
11/15/2041 118,357
0.0
60,465
3.250
%,
12/15/2041 54,782
0.0
35,489
3.250
%,
04/15/2042 32,086
0.0
26,116
3.250
%,
06/15/2042 23,629
0.0
72,804
3.250
%,
06/15/2042 65,823
0.0
764,917
3.500
%,
04/20/2043 689,632
0.1
893,273
3.500
%,
06/20/2045 807,175
0.1
2,236,411
3.500
%,
04/20/2046 2,025,872
0.2
3,391,521
3.500
%,
03/20/2047 3,123,017
0.3
425,973
3.500
%,
07/20/2047 385,645
0.0
705,471
3.500
%,
07/20/2047 639,124
0.1
17,637,254
3.500
%,
12/20/2047 15,943,557
1.4
6,416,967
3.500
%,
01/20/2048 5,814,084
0.5
2,448,667
3.500
%,
02/20/2048 2,225,427
0.2
4,812,512
3.500
%,
02/20/2048 4,333,496
0.4
9,156,025
3.500
%,
03/20/2048 8,296,717
0.7
3,846,714
3.500
%,
03/20/2052 3,441,911
0.3
72,000,000
(3)
3.500
%,
01/20/2055 64,364,258
5.6
60,296
3.640
%,
10/20/2064 59,801
0.0
46,845
3.650
%,
12/15/2040 43,485
0.0
12,624
3.750
%,
09/15/2041 12,545
0.0
226,367
3.750
%,
09/15/2041 210,664
0.0
67,515
3.750
%,
10/15/2041 63,003
0.0
98,037
3.750
%,
10/15/2041 91,469
0.0
1,622,148
3.750
%,
05/20/2042 1,478,893
0.1
2,313,333
3.750
%,
05/20/2042 2,073,435
0.2
79,774
3.900
%,
10/15/2041 74,930
0.0
42,173
4.000
%,
05/20/2033 40,355
0.0
24,131
4.000
%,
01/15/2034 23,917
0.0
256,782
4.000
%,
05/20/2034 248,332
0.0
296,656
4.000
%,
07/20/2034 286,596
0.0
345,027
4.000
%,
07/20/2034 335,719
0.0
64,256
4.000
%,
08/20/2035 60,534
0.0
578,317
4.000
%,
09/20/2040 536,570
0.1
909,006
4.000
%,
07/20/2041 835,038
0.1
3,814,476
4.000
%,
08/20/2042 3,616,220
0.3
104,078
4.000
%,
09/15/2042 97,816
0.0
572,692
4.000
%,
10/20/2043 543,959
0.1
1,136,868
4.000
%,
12/20/2044 1,056,689
0.1
989,488
4.000
%,
01/20/2045 919,707
0.1
263,331
4.000
%,
06/20/2045 248,006
0.0
1,082,540
4.000
%,
07/20/2045 1,015,143
0.1
1,203,948
4.000
%,
09/20/2045 1,132,762
0.1
60,696
4.000
%,
12/20/2045 57,204
0.0
307,554
4.000
%,
01/20/2046 284,782
0.0
2,335,787
4.000
%,
01/20/2046 2,188,356
0.2
55,604
4.000
%,
02/20/2046 52,266
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
1,315,986
4.000
%,
03/20/2046 $ 1,228,054
0.1
666,083
4.000
%,
04/20/2046 625,890
0.1
285,746
4.000
%,
08/20/2046 267,446
0.0
1,103,901
4.000
%,
09/20/2047 1,017,843
0.1
10,617,453
4.000
%,
02/20/2050 9,875,322
0.9
21,177,651
4.000
%,
06/20/2052 19,538,847
1.7
4,331
4.291
%,
09/20/2062 4,237
0.0
369,883
4.357
%,
01/20/2065 366,147
0.0
4,284
4.362
%,
04/20/2066 4,213
0.0
704,605
4.390
%,
02/20/2065 699,198
0.1
5,608
4.426
%,
10/20/2067 5,504
0.0
102,168
4.450
%,
07/15/2040 95,293
0.0
57,286
4.450
%,
09/15/2040 54,101
0.0
10,660
4.475
%,
02/20/2068 10,492
0.0
173,145
4.497
%,
01/20/2065 171,290
0.0
4,350
4.500
%,
07/20/2036 4,212
0.0
340,113
4.500
%,
10/15/2039 330,037
0.0
229,758
4.500
%,
11/15/2039 222,722
0.0
248,233
4.500
%,
11/15/2039 241,169
0.0
76,666
4.500
%,
12/15/2039 74,327
0.0
193,382
4.500
%,
01/15/2040 186,985
0.0
22,265
4.500
%,
01/20/2040 21,221
0.0
885,611
4.500
%,
02/15/2040 848,809
0.1
47,120
4.500
%,
06/15/2040 45,169
0.0
20,881
4.500
%,
07/20/2040 19,905
0.0
65,331
4.500
%,
08/20/2040 62,310
0.0
492,897
4.500
%,
09/20/2041 478,547
0.1
175,701
4.500
%,
10/20/2048 168,444
0.0
82,059
4.500
%,
11/20/2048 78,670
0.0
2,501,553
4.500
%,
12/20/2048 2,398,105
0.2
61,427
4.500
%,
01/20/2049 58,881
0.0
4,363,819
4.500
%,
02/20/2049 4,182,982
0.4
212,402
4.500
%,
03/20/2049 203,600
0.0
34,772
4.500
%,
05/20/2049 33,271
0.0
3,876,997
4.500
%,
11/20/2049 3,678,243
0.3
4,797,039
4.500
%,
12/20/2049 4,598,498
0.4
8,352,235
4.500
%,
10/20/2052 7,913,331
0.7
668,796
4.500
%,
01/20/2053 633,411
0.1
8,873,814
4.500
%,
02/20/2053 8,404,303
0.7
35,750,000
(3)
4.500
%,
01/20/2055 33,794,922
2.9
3,708
4.516
%,
04/20/2065 3,659
0.0
22,878
4.580
%,
01/20/2034 21,940
0.0
35,445
4.580
%,
03/20/2034 33,991
0.0
27,852
4.580
%,
04/20/2034 26,709
0.0
36,044
4.580
%,
04/20/2034 34,565
0.0
35,411
4.580
%,
06/20/2034 33,958
0.0
67,417
4.693
%,
10/20/2064 66,849
0.0
458
4.700
%,
06/20/2061 450
0.0
32,493
4.700
%,
09/20/2064 32,311
0.0
55,454
4.700
%,
09/20/2064 55,075
0.0
225,950
4.750
%,
06/15/2029 224,903
0.0
48,686
4.750
%,
01/15/2030 48,466
0.0
42,419
4.750
%,
06/20/2033 40,678
0.0
15,674
4.750
%,
07/20/2033 15,608
0.0
26,931
4.750
%,
07/20/2033 26,665
0.0
38,280
4.750
%,
07/20/2033 36,709
0.0
21,263
4.750
%,
08/20/2033 20,349
0.0
41,707
4.750
%,
08/20/2033 41,448
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
17,721
4.750
%,
09/20/2033 $ 16,960
0.0
24,621
4.750
%,
10/20/2033 23,819
0.0
19,844
4.750
%,
11/20/2033 18,991
0.0
17,776
4.750
%,
12/20/2033 17,003
0.0
134,007
4.750
%,
09/15/2034 130,685
0.0
17,242
4.920
%,
04/20/2033 17,080
0.0
36,324
4.920
%,
04/20/2033 36,148
0.0
21,691
4.920
%,
05/20/2033 20,908
0.0
21,602
4.920
%,
05/20/2033 21,499
0.0
23,777
4.920
%,
05/20/2033 22,919
0.0
291,754
5.000
%,
04/20/2030 291,481
0.0
119,617
5.000
%,
07/15/2033 118,342
0.0
26,710
5.000
%,
03/15/2034 26,440
0.0
28,807
5.000
%,
01/15/2035 28,204
0.0
6,745
5.000
%,
03/15/2035 6,707
0.0
36,032
5.000
%,
03/15/2035 35,750
0.0
16,988
5.000
%,
04/15/2035 16,720
0.0
115,511
5.000
%,
04/15/2035 114,626
0.0
11,816
5.000
%,
05/15/2035 11,805
0.0
30,822
5.000
%,
05/20/2035 30,683
0.0
173,866
5.000
%,
11/20/2035 173,333
0.0
82,418
5.000
%,
04/20/2036 81,962
0.0
12,835
5.000
%,
08/20/2038 12,648
0.0
149,809
5.000
%,
10/20/2038 146,514
0.0
26,636
5.000
%,
11/20/2038 26,050
0.0
100,536
5.000
%,
01/20/2039 99,051
0.0
32,351
5.000
%,
02/15/2039 32,401
0.0
139,747
5.000
%,
03/15/2039 139,191
0.0
53,265
5.000
%,
11/15/2039 52,634
0.0
350,787
5.000
%,
11/15/2039 344,202
0.0
515,267
5.000
%,
11/15/2039 510,122
0.1
38,593
5.000
%,
04/15/2040 37,883
0.0
551,570
5.000
%,
09/15/2040 540,503
0.1
369,977
5.000
%,
07/20/2041 368,842
0.0
4,383,114
5.000
%,
11/20/2052 4,266,460
0.4
128,600,000
(3)
5.000
%,
01/20/2055 124,767,117
10.8
10,981
5.250
%,
06/15/2028 11,022
0.0
32,377
5.250
%,
06/15/2029 32,480
0.0
712,808
5.250
%,
01/20/2036 709,907
0.1
98,704
5.290
%,
07/20/2037 101,462
0.0
66,251
5.290
%,
08/20/2037 67,941
0.0
85,638
5.290
%,
09/20/2037 87,878
0.0
106,459
5.290
%,
09/20/2037 109,440
0.0
99,284
5.290
%,
01/20/2038 102,065
0.0
18,672
5.350
%,
04/20/2029 18,611
0.0
16,967
5.350
%,
06/20/2029 16,912
0.0
59,028
5.350
%,
07/20/2033 59,354
0.0
10,177
5.350
%,
08/20/2033 10,259
0.0
58,672
5.390
%,
08/20/2038 58,229
0.0
64,383
5.390
%,
09/15/2038 65,300
0.0
20,676
5.490
%,
08/20/2033 20,873
0.0
34,840
5.490
%,
09/20/2033 34,734
0.0
36,920
5.490
%,
09/20/2033 37,271
0.0
96,334
5.490
%,
09/20/2033 97,124
0.0
144,270
5.490
%,
10/20/2033 143,705
0.0
219,512
5.490
%,
10/20/2033 221,763
0.0
112,463
5.490
%,
11/20/2033 111,928
0.0
183,761
5.490
%,
11/20/2033 185,168
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
97,624
5.490
%,
12/20/2033 $ 98,371
0.0
134,890
5.490
%,
12/20/2033 136,172
0.0
180,378
5.490
%,
12/20/2033 180,944
0.0
37,260
5.490
%,
01/20/2034 37,614
0.0
31,707
5.490
%,
03/20/2034 32,007
0.0
71,896
5.490
%,
03/20/2034 71,678
0.0
32,040
5.490
%,
06/20/2034 32,345
0.0
64
5.500
%,
04/20/2029 65
0.0
74,810
5.500
%,
09/15/2029 75,461
0.0
53,619
5.500
%,
10/15/2029 54,028
0.0
16,515
5.500
%,
12/20/2032 16,828
0.0
52,506
5.500
%,
08/20/2033 53,243
0.0
44,775
5.500
%,
11/20/2033 44,640
0.0
15,279
5.500
%,
12/20/2033 15,497
0.0
51,363
5.500
%,
03/20/2034 51,205
0.0
81,253
5.500
%,
04/20/2034 81,030
0.0
90,242
5.500
%,
04/20/2034 92,469
0.0
34,332
5.500
%,
06/20/2034 34,233
0.0
77,659
5.500
%,
06/20/2034 78,335
0.0
58,694
5.500
%,
07/20/2034 59,711
0.0
86,057
5.500
%,
01/20/2035 85,812
0.0
58,665
5.500
%,
05/15/2035 59,736
0.0
130,837
5.500
%,
07/15/2035 133,220
0.0
68,837
5.500
%,
08/15/2035 70,092
0.0
69,218
5.500
%,
09/20/2035 69,821
0.0
126,893
5.500
%,
04/15/2036 130,616
0.0
22,276
5.500
%,
06/20/2036 22,827
0.0
1,930
5.500
%,
06/20/2038 1,924
0.0
10,435
5.500
%,
08/20/2038 10,419
0.0
6,771
5.500
%,
09/20/2038 6,740
0.0
1,336
5.500
%,
10/20/2038 1,310
0.0
13,645
5.500
%,
11/20/2038 13,604
0.0
675
5.500
%,
12/20/2038 672
0.0
42,719
5.500
%,
01/15/2039 43,606
0.0
5,159
5.500
%,
01/20/2039 5,029
0.0
21,858
5.500
%,
06/15/2039 22,498
0.0
14,553
5.500
%,
06/20/2039 14,262
0.0
17,145
5.500
%,
10/20/2039 17,570
0.0
150,121
5.500
%,
09/15/2040 153,793
0.0
1,306,665
5.500
%,
05/20/2054 1,316,993
0.1
2,207,779
5.500
%,
05/20/2054 2,216,204
0.2
2,278,442
5.500
%,
05/20/2054 2,284,477
0.2
107,133,000
(3)
5.500
%,
01/20/2055 106,264,062
9.2
31,503
5.580
%,
12/20/2033 32,198
0.0
79,376
5.580
%,
01/20/2034 81,079
0.0
39,879
5.580
%,
02/20/2034 40,664
0.0
32,602
5.580
%,
03/20/2034 33,244
0.0
38,495
5.580
%,
04/20/2034 39,361
0.0
50,645
5.580
%,
04/20/2034 51,937
0.0
104,282
5.580
%,
04/20/2034 106,336
0.0
28,797
5.580
%,
06/20/2034 29,513
0.0
45,496
5.580
%,
09/20/2034 46,520
0.0
162,842
5.590
%,
06/20/2033 166,093
0.0
10,751
5.590
%,
07/20/2033 10,777
0.0
24,886
5.590
%,
07/20/2033 24,819
0.0
74,576
5.590
%,
07/20/2033 76,065
0.0
124,093
5.590
%,
07/20/2033 123,880
0.0
66,243
5.590
%,
08/20/2033 67,565
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
17,525
5.590
%,
09/20/2033 $ 17,718
0.0
33,376
5.590
%,
09/20/2033 34,203
0.0
131,851
5.590
%,
09/20/2033 134,485
0.0
50,334
5.590
%,
10/20/2033 51,573
0.0
21,452
5.590
%,
11/20/2033 21,928
0.0
34,672
5.590
%,
11/20/2033 35,228
0.0
38,585
5.590
%,
11/20/2033 38,480
0.0
61,530
5.590
%,
12/20/2033 62,876
0.0
69,887
5.740
%,
09/20/2037 71,600
0.0
215,324
5.740
%,
09/20/2037 220,604
0.0
73,888
5.740
%,
10/20/2037 75,700
0.0
74,144
5.740
%,
04/20/2038 75,958
0.0
171,860
5.750
%,
07/15/2029 173,412
0.0
86,824
5.750
%,
08/15/2029 87,427
0.0
22,183
5.750
%,
11/15/2029 22,370
0.0
193,050
5.750
%,
11/15/2029 194,732
0.0
31,425
5.770
%,
03/20/2033 31,674
0.0
110,984
5.770
%,
03/20/2033 111,156
0.0
27,445
5.770
%,
04/20/2033 27,667
0.0
57,207
5.770
%,
04/20/2033 57,755
0.0
64,820
5.770
%,
05/20/2033 66,460
0.0
71,407
5.770
%,
05/20/2033 71,383
0.0
12,349
5.770
%,
07/20/2033 12,352
0.0
39,136
5.770
%,
07/20/2033 39,749
0.0
17,405
5.900
%,
05/20/2028 17,572
0.0
899,285
5.970
%,
11/15/2031 897,778
0.1
11,839
6.000
%,
04/15/2026 11,868
0.0
11,013
6.000
%,
10/20/2027 11,096
0.0
51,607
6.000
%,
05/15/2029 51,872
0.0
23,386
6.000
%,
07/15/2029 23,629
0.0
31,512
6.000
%,
10/20/2034 32,758
0.0
75,722
6.000
%,
03/15/2037 78,977
0.0
49,800
6.000
%,
08/20/2038 49,977
0.0
10,727
6.000
%,
09/20/2038 10,860
0.0
11,789
6.000
%,
10/20/2038 12,017
0.0
62,025
6.000
%,
11/15/2038 63,132
0.0
67,034
6.000
%,
12/15/2038 68,216
0.0
38,836
6.000
%,
08/15/2039 39,527
0.0
132,076
6.000
%,
08/15/2039 135,424
0.0
19,700,000
(3)
6.000
%,
01/20/2055 19,832,359
1.7
8,558
6.500
%,
07/20/2029 8,729
0.0
32,356
6.500
%,
07/20/2032 32,880
0.0
44,898
6.500
%,
02/15/2034 44,746
0.0
149
6.500
%,
09/20/2034 149
0.0
1,661
7.500
%,
08/20/2027 1,681
0.0
878,881,856
75.9
Uniform Mortgage-Backed Securities : 3.1%
2,513,389
2.000
%,
12/01/2051 1,965,556
0.2
2,412,368
2.500
%,
12/01/2051 1,974,601
0.2
1,462,349
2.500
%,
02/01/2052 1,217,050
0.1
2,190,508
3.000
%,
11/01/2051 1,874,112
0.2
1,406,620
3.000
%,
01/01/2052 1,203,700
0.1
1,394,759
3.500
%,
02/01/2052 1,239,848
0.1
4,516,213
3.500
%,
03/01/2052 4,042,122
0.4
4,624,608
4.000
%,
05/01/2042 4,357,514
0.4
265,683
4.000
%,
05/01/2045 246,900
0.0
315,922
4.000
%,
08/01/2046 293,459
0.0
271,005
4.250
%,
08/01/2035 259,689
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
3,958,750
4.500
%,
07/01/2052 $ 3,732,345
0.3
42,584
4.750
%,
11/01/2034 41,707
0.0
194,088
4.750
%,
11/01/2034 190,064
0.0
138,294
4.750
%,
02/01/2035 135,411
0.0
293,912
4.750
%,
04/01/2035 287,944
0.0
334,965
4.750
%,
05/01/2035 328,201
0.1
60,394
4.750
%,
07/01/2035 58,451
0.0
368,199
4.750
%,
07/01/2035 360,656
0.1
4,838,758
5.000
%,
08/01/2052 4,687,687
0.4
16,138
5.030
%,
05/01/2037 16,206
0.0
83,786
5.030
%,
09/01/2037 83,562
0.0
128,604
5.155
%,
01/01/2037 128,566
0.0
28,683
5.250
%,
04/01/2032 28,951
0.0
39,035
5.250
%,
04/01/2032 39,550
0.0
22,430
5.280
%,
11/01/2036 22,470
0.0
65,117
5.280
%,
11/01/2036 65,374
0.0
37,959
5.280
%,
01/01/2037 38,024
0.0
75,133
5.290
%,
08/01/2037 75,423
0.0
54,377
5.290
%,
09/01/2037 54,610
0.0
59,084
5.290
%,
09/01/2037 59,336
0.0
10,437
5.300
%,
10/01/2036 10,578
0.0
57,348
5.300
%,
12/01/2036 58,074
0.0
41,954
5.300
%,
05/01/2037 42,199
0.0
181,168
5.300
%,
08/01/2037 179,965
0.0
91,453
5.390
%,
12/01/2037 91,925
0.0
140,718
5.405
%,
11/01/2036 141,690
0.0
176,569
5.405
%,
02/01/2037 178,071
0.0
5,900,000
(3)
5.500
%,
01/01/2055 5,822,738
0.5
51,939
5.740
%,
07/01/2037 53,140
0.0
35,687,469
3.1
Total U.S. Government
Agency Obligations
(Cost $1,008,825,461)
946,166,087
81.7
COLLATERALIZED MORTGAGE OBLIGATIONS : 44.9%
108,060
(4)
Fannie Mae REMIC
Trust 2002-W1 3A,
3.689%,
04/25/2042 102,933
0.0
484,328
(4)
Fannie Mae REMIC
Trust 2002-W6 3A,
4.899%,
01/25/2042 464,092
0.0
3,085,971  Fannie Mae REMIC
Trust 2002-W9 A4,
6.000%,
08/25/2042 3,076,711
0.3
521,153  Fannie Mae REMIC
Trust 2003-16 CX,
6.500%,
03/25/2033 539,090
0.0
1,373,650  Fannie Mae REMIC
Trust 2003-34 LN,
5.000%,
05/25/2033 1,374,691
0.1
2,382,791  Fannie Mae REMIC
Trust 2003-W15 2A7,
5.550%,
08/25/2043 2,358,866
0.2
2,197,880  Fannie Mae REMIC
Trust 2004-28 PZ,
6.000%,
05/25/2034 2,207,179
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
60,257
(4)
Fannie Mae REMIC
Trust 2004-
61 SH, 5.264%,
(-1.000*SOFR30A +
23.530%),
11/25/2032 $ 60,753
0.0
14,379  Fannie Mae REMIC
Trust 2004-68 LC,
5.000%,
09/25/2029 14,448
0.0
1,499,210  Fannie Mae REMIC
Trust 2004-88 ZC,
6.500%,
12/25/2034 1,576,614
0.1
1,581,615
(4)
Fannie Mae REMIC
Trust 2004-W11 2A,
4.570%,
03/25/2043 1,498,235
0.1
1,637,802  Fannie Mae REMIC
Trust 2004-W3 A8,
5.500%,
05/25/2034 1,654,936
0.1
116,104
(4)
Fannie Mae REMIC
Trust 2005-
122 SE, 6.709%,
(-1.000*SOFR30A +
22.699%),
11/25/2035 118,586
0.0
3,889,304
(4)
Fannie Mae REMIC
Trust 2005-17 B,
6.500%,
03/25/2035 4,001,670
0.3
83,346
(4)(5)
Fannie Mae REMIC
Trust 2005-
17 ES, 2.067%,
(-1.000*SOFR30A +
6.636%),
03/25/2035 1,252
0.0
1,577,218
(4)(5)
Fannie Mae REMIC
Trust 2005-
17 SA, 2.017%,
(-1.000*SOFR30A +
6.586%),
03/25/2035 120,333
0.0
962,934  Fannie Mae REMIC
Trust 2005-43 PZ,
6.000%,
05/25/2035 995,467
0.1
119,210
(4)
Fannie Mae REMIC
Trust 2005-
59 NQ, 5.167%,
(-1.000*SOFR30A +
16.589%),
05/25/2035 120,895
0.0
199,250
(4)
Fannie Mae REMIC
Trust 2005-
75 GS, 6.200%,
(-1.000*SOFR30A +
19.907%),
08/25/2035 214,440
0.0
299,906  Fannie Mae REMIC
Trust 2005-88 ZC,
5.000%,
10/25/2035 300,962
0.0
1,861,549  Fannie Mae REMIC
Trust 2005-99 XA,
5.500%,
12/25/2035 1,851,161
0.2
49,545
(4)
Fannie Mae REMIC
Trust 2006-
115 ES, 7.827%,
(-1.000*SOFR30A +
26.102%),
12/25/2036 53,719
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
296,423
(4)(5)
Fannie Mae REMIC
Trust 2006-
36 SP, 2.017%,
(-1.000*SOFR30A +
6.586%),
05/25/2036 $ 16,750
0.0
11,614
(6)
Fannie Mae REMIC
Trust 2006-44 P,
0.000%,
12/25/2033 9,707
0.0
1,619,804
(4)(5)
Fannie Mae REMIC
Trust 2006-
79 SH, 1.767%,
(-1.000*SOFR30A +
6.336%),
08/25/2036 124,704
0.0
3,115,512
(4)(5)
Fannie Mae REMIC
Trust 2006-
8 HL, 2.017%,
(-1.000*SOFR30A +
6.586%),
03/25/2036 215,887
0.0
580,446
(4)
Fannie Mae REMIC
Trust 2007-
1 NR, 11.907%,
(-1.000*SOFR30A +
46.630%),
02/25/2037 760,545
0.1
432,081  Fannie Mae REMIC
Trust 2007-60 ZB,
4.750%,
05/25/2037 425,105
0.0
88,708
(4)
Fannie Mae REMIC
Trust 2009-12 LK,
14.464%,
03/25/2039 98,760
0.0
4,866,704
(4)(5)
Fannie Mae REMIC
Trust 2010-
147 LS, 1.767%,
(-1.000*SOFR30A +
6.336%),
01/25/2041 478,462
0.0
4,961,625  Fannie Mae REMIC
Trust 2010-2 LC,
5.000%,
02/25/2040 4,958,037
0.4
720,340
(4)
Fannie Mae REMIC
Trust 2010-26 F,
5.453%, (SOFR30A +
0.884%),
11/25/2036 721,733
0.1
715,912
(4)
Fannie Mae REMIC
Trust 2010-39 FN,
5.513%, (SOFR30A +
0.944%),
05/25/2040 717,992
0.1
504,974  Fannie Mae REMIC
Trust 2010-80 PZ,
5.000%,
07/25/2040 506,615
0.0
841,258  Fannie Mae REMIC
Trust 2010-87 PL,
4.000%,
06/25/2040 813,043
0.1
1,394,022
(4)(5)
Fannie Mae REMIC
Trust 2010-
95 SB, 1.917%,
(-1.000*SOFR30A +
6.486%),
09/25/2040 86,057
0.0
934,572  Fannie Mae REMIC
Trust 2011-10 ZC,
5.000%,
02/25/2041 921,071
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
750,000  Fannie Mae REMIC
Trust 2011-105 MB,
4.000%,
10/25/2041 $ 648,696
0.1
1,001,292  Fannie Mae REMIC
Trust 2011-30 ZA,
5.000%,
04/25/2041 963,029
0.1
1,048,987
(4)
Fannie Mae REMIC
Trust 2011-
4 CS, 3.533%,
(-1.000*SOFR30A +
12.671%),
05/25/2040 955,004
0.1
4,622,652  Fannie Mae REMIC
Trust 2011-99 CZ,
4.500%,
10/25/2041 4,453,711
0.4
2,148,008
(4)(5)
Fannie Mae REMIC
Trust 2012-
128 VS, 1.567%,
(-1.000*SOFR30A +
6.136%),
06/25/2042 102,807
0.0
816,486
(5)
Fannie Mae REMIC
Trust 2012-137 EI,
3.000%,
12/25/2027 21,034
0.0
552,312
(5)
Fannie Mae REMIC
Trust 2012-142 BI,
3.000%,
11/25/2027 9,164
0.0
3,337,564
(5)
Fannie Mae REMIC
Trust 2012-148 HI,
3.500%,
05/25/2042 350,606
0.0
4,045,514
(5)
Fannie Mae REMIC
Trust 2012-148 IM,
3.000%,
01/25/2028 119,972
0.0
1,423,714  Fannie Mae REMIC
Trust 2012-148 KH,
3.000%,
03/25/2042 1,346,185
0.1
1,206,985
(5)
Fannie Mae REMIC
Trust 2012-154 PI,
4.000%,
05/25/2042 145,000
0.0
3,390,992  Fannie Mae REMIC
Trust 2012-17 QZ,
4.000%,
03/25/2042 3,175,277
0.3
2,741,780  Fannie Mae REMIC
Trust 2012-27 EZ,
4.250%,
03/25/2042 2,566,600
0.2
2,500,000  Fannie Mae REMIC
Trust 2012-40 MY,
3.500%,
04/25/2042 2,234,715
0.2
1,700,000  Fannie Mae REMIC
Trust 2012-66 KE,
4.000%,
06/25/2042 1,571,201
0.1
757,384
(4)(5)
Fannie Mae REMIC
Trust 2012-
68 SD, 2.017%,
(-1.000*SOFR30A +
6.586%),
06/25/2032 39,242
0.0
3,457,000  Fannie Mae REMIC
Trust 2012-97 PC,
3.500%,
09/25/2042 2,850,393
0.2
833,473  Fannie Mae REMIC
Trust 2013-125 AZ,
4.000%,
11/25/2039 719,310
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
368,150
(5)
Fannie Mae REMIC
Trust 2013-13 PI,
3.500%,
04/25/2042 $ 27,136
0.0
974,700
(6)
Fannie Mae REMIC
Trust 2013-135 PO,
0.000%,
01/25/2044 689,410
0.1
45,356  Fannie Mae REMIC
Trust 2013-18 NA,
2.000%,
12/25/2042 39,538
0.0
1,414,136
(5)
Fannie Mae REMIC
Trust 2013-25 BI,
3.000%,
03/25/2033 93,642
0.0
824,572
(5)
Fannie Mae REMIC
Trust 2013-54 ID,
3.000%,
01/25/2033 43,134
0.0
1,161,300  Fannie Mae REMIC
Trust 2013-55 VZ,
3.000%,
06/25/2043 1,021,691
0.1
1,299,684
(5)
Fannie Mae REMIC
Trust 2013-62 AI,
3.000%,
06/25/2033 95,875
0.0
1,401,927  Fannie Mae REMIC
Trust 2015-22 DY,
3.000%,
04/25/2045 1,050,424
0.1
1,414,764  Fannie Mae REMIC
Trust 2015-26 UZ,
3.000%,
05/25/2045 1,116,294
0.1
711,932  Fannie Mae REMIC
Trust 2015-68 JW,
3.500%,
09/25/2030 675,348
0.1
2,630,000  Fannie Mae REMIC
Trust 2016-103 PB,
3.000%,
01/25/2047 2,208,385
0.2
3,718,435
(4)(5)
Fannie Mae REMIC
Trust 2016-
4 DS, 1.417%,
(-1.000*SOFR30A +
5.986%),
02/25/2046 373,000
0.0
2,237,180
(4)
Fannie Mae REMIC
Trust 2016-
51 S, 1.237%,
(-1.000*SOFR30A +
5.806%),
10/25/2043 1,883,715
0.2
4,333,554  Fannie Mae REMIC
Trust 2016-64 LD,
3.500%,
09/25/2046 3,825,804
0.3
5,858,011  Fannie Mae REMIC
Trust 2017-22 DZ,
4.000%,
04/25/2047 5,392,370
0.5
7,510,000  Fannie Mae REMIC
Trust 2018-16 TV,
3.000%,
05/25/2041 6,622,688
0.6
443,764  Fannie Mae REMIC
Trust 2018-25 AL,
3.500%,
04/25/2048 378,856
0.0
585,311  Fannie Mae REMIC
Trust 2018-37 DZ,
4.000%,
06/25/2048 540,788
0.1
3,662,579
(5)
Fannie Mae REMIC
Trust 2019-49 IG,
3.000%,
03/25/2033 253,131
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,758,152  Fannie Mae REMIC
Trust 2019-6 GZ,
4.000%,
03/25/2059 $ 2,277,430
0.2
19,244,010
(5)
Fannie Mae REMIC
Trust 2020-34 AI,
3.500%,
06/25/2035 1,518,828
0.1
2,601,740
(5)
Fannie Mae REMIC
Trust 2020-44 TI,
5.500%,
12/25/2035 370,580
0.0
3,816,287  Fannie Mae REMIC
Trust 2023-55 AY,
6.500%,
11/25/2053 3,960,240
0.3
962,686
(4)
Fannie Mae Trust
2004-W2 3A, 4.686%,
02/25/2044 941,922
0.1
767,969
(4)
Fannie Mae Trust
2004-W2 4A, 4.714%,
02/25/2044 754,541
0.1
209,531
(4)
Freddie Mac
REMIC Trust
2653 SC, 4.402%,
(-1.000*SOFR30A +
6.743%),
07/15/2033 198,684
0.0
443,604  Freddie Mac REMIC
Trust 2767 ZW,
6.000%,
03/15/2034 458,326
0.0
91,071
(6)
Freddie Mac REMIC
Trust 2974 KO,
0.000%,
05/15/2035 73,134
0.0
28,300
(4)
Freddie Mac
REMIC Trust
3012 ST, 4.997%,
(-1.000*SOFR30A +
21.548%),
04/15/2035 28,607
0.0
135,894
(4)
Freddie Mac
REMIC Trust
3065 DC, 5.724%,
(-1.000*SOFR30A +
19.517%),
03/15/2035 136,274
0.0
201,572  Freddie Mac REMIC
Trust 3158 NE,
5.500%,
05/15/2036 206,659
0.0
2,029,034
(4)(5)
Freddie Mac
REMIC Trust
3181 TA, 0.500%,
(-1.000*SOFR30A +
5.544%),
07/15/2036 31,232
0.0
4,266,590  Freddie Mac REMIC
Trust 3196 ZK,
6.500%,
04/15/2032 4,404,830
0.4
102,468
(5)
Freddie Mac REMIC
Trust 3507 IA, 5.500%,
09/15/2035 11,494
0.0
1,001,976  Freddie Mac REMIC
Trust 3658 CZ,
5.000%,
04/15/2040 980,276
0.1
2,950,132  Freddie Mac REMIC
Trust 3770 GA,
4.500%,
10/15/2040 2,877,476
0.3
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
177,303
(4)
Freddie Mac
REMIC Trust
3864 NT, 5.500%,
(-1.000*SOFR30A +
59.451%),
03/15/2039 $ 174,454
0.0
912,089  Freddie Mac REMIC
Trust 3888 ZG,
4.000%,
07/15/2041 870,704
0.1
3,537,133
(4)(5)
Freddie Mac
REMIC Trust
3960 SG, 1.288%,
(-1.000*SOFR30A +
5.886%),
11/15/2041 288,035
0.0
1,587,816  Freddie Mac REMIC
Trust 4040 UZ,
5.000%,
05/15/2042 1,495,952
0.1
5,075,000  Freddie Mac REMIC
Trust 4059 DY,
3.500%,
06/15/2042 4,683,146
0.4
1,046,803  Freddie Mac REMIC
Trust 4097 ZA,
3.500%,
08/15/2042 962,768
0.1
4,250,406  Freddie Mac REMIC
Trust 4136 ZG,
3.000%,
11/15/2042 3,771,574
0.3
9,804,196  Freddie Mac REMIC
Trust 4159 LZ,
3.500%,
01/15/2043 8,864,034
0.8
2,941,383
(5)
Freddie Mac REMIC
Trust 4176 IA, 2.500%,
03/15/2028 77,873
0.0
1,871,677
(4)
Freddie Mac
REMIC Trust
4249 CS, 1.052%,
(-1.000*SOFR30A +
4.564%),
09/15/2043 1,281,774
0.1
2,548,244
(4)
Freddie Mac
REMIC Trust
4274 US, 1.138%,
(-1.000*SOFR30A +
5.736%),
10/15/2035 2,104,606
0.2
10,655,867  Freddie Mac REMIC
Trust 4367 MZ,
4.000%,
07/15/2044 10,013,965
0.9
2,527,885  Freddie Mac REMIC
Trust 4372 Z, 3.000%,
08/15/2044 2,236,213
0.2
5,436,383
(4)(5)
Freddie Mac
REMIC Trust
4438 AS, 1.488%,
(-1.000*SOFR30A +
6.086%),
02/15/2045 415,870
0.0
5,173,143  Freddie Mac REMIC
Trust 4480 ZX,
4.000%,
11/15/2044 4,905,730
0.4
3,591,306  Freddie Mac REMIC
Trust 4631 CZ,
3.500%,
11/15/2046 3,240,641
0.3
2,067,985  Freddie Mac REMIC
Trust 4818 GZ,
4.000%,
08/15/2048 1,904,749
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,323,234  Freddie Mac REMIC
Trust 4941 CZ,
3.000%,
11/25/2049 $ 1,994,725
0.2
2,597,868  Freddie Mac REMIC
Trust 5000 DC,
2.500%,
03/25/2040 2,181,989
0.2
19,795,608
(5)
Freddie Mac REMIC
Trust 5013 QI,
3.500%,
09/25/2050 3,878,585
0.3
8,800,000  Freddie Mac REMIC
Trust 5361 BY,
7.000%,
12/25/2053 9,266,597
0.8
4,643,779  Freddie Mac REMIC
Trust 5369 B, 6.000%,
01/25/2054 4,650,264
0.4
1,296,811
(4)
Freddie Mac Securities
REMIC Trust 2005-
S001 2A2, 4.603%,
(TSFR1M + 0.264%),
09/25/2045 1,275,469
0.1
748,155
(4)
Freddie Mac Structured
Pass-Through
Certificates T-48 2A,
4.199%,
07/25/2033 704,071
0.1
399,381
(4)
Freddie Mac Structured
Pass-Through
Certificates T-54 4A,
4.275%,
02/25/2043 380,328
0.0
6,647,707  Freddie Mac Whole
Loan Securities Trust
2017-SC02 1A2,
3.000%,
05/25/2047 5,622,005
0.5
49,283  Ginnie Mae 2004-16
AE, 5.500%,
02/20/2034 49,876
0.0
469,112  Ginnie Mae 2004-
17 MZ, 5.500%,
03/16/2034 468,162
0.0
332,443  Ginnie Mae 2004-28
CZ, 5.500%,
04/20/2034 336,815
0.0
162,894
(6)
Ginnie Mae 2004-
37 OA, 0.000%,
04/17/2034 137,322
0.0
480,321  Ginnie Mae 2004-
65 ZG, 5.500%,
07/20/2034 486,650
0.0
1,192,865  Ginnie Mae 2004-81 Z,
5.000%,
10/20/2034 1,186,271
0.1
496,541
(4)(5)
Ginnie Mae 2004-
98 SA, 2.215%,
(-1.000*TSFR1M +
6.586%),
11/20/2034 37,726
0.0
419,133  Ginnie Mae 2005-21 Z,
5.000%,
03/20/2035 418,236
0.0
54,285
(4)(5)
Ginnie Mae 2005-
25 SI, 6.000%,
(-1.000*TSFR1M +
42.513%),
01/20/2034 6,520
0.0
246,614
(4)(5)
Ginnie Mae 2005-
7 AH, 2.258%,
(-1.000*TSFR1M +
6.656%),
02/16/2035 15,788
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
693,800  Ginnie Mae 2005-80 Z,
5.000%,
10/20/2035 $ 692,332
0.1
29,732
(4)
Ginnie Mae 2005-
91 UP, 5.277%,
(-1.000*TSFR1M +
14.071%),
09/16/2031 30,086
0.0
3,823,942  Ginnie Mae 2006-10
ZT, 6.000%,
03/20/2036 3,925,786
0.3
1,490,181  Ginnie Mae 2006-
17 TW, 6.000%,
04/20/2036 1,510,096
0.1
40,129
(4)
Ginnie Mae 2006-61
FA, 4.735%, (TSFR1M
+ 0.364%),
11/20/2036 40,129
0.0
1,044,814  Ginnie Mae 2006-7
ZA, 5.500%,
02/20/2036 1,058,124
0.1
723,473
(5)
Ginnie Mae 2007-17
CI, 7.500%,
04/16/2037 107,636
0.0
812,408
(6)
Ginnie Mae 2007-41
OL, 0.000%,
07/20/2037 655,358
0.1
46,507  Ginnie Mae 2007-45
PE, 5.500%,
07/16/2037 47,168
0.0
176,846
(4)
Ginnie Mae 2007-
48 SY, 6.715%,
(-1.000*TSFR1M +
19.907%),
08/16/2037 166,839
0.0
30,420
(4)
Ginnie Mae 2007-
53 SW, 6.751%,
(-1.000*TSFR1M +
19.862%),
09/20/2037 31,191
0.0
511,791  Ginnie Mae 2007-60
YZ, 5.500%,
10/20/2037 510,657
0.0
283,256
(4)(5)
Ginnie Mae 2008-
3 SA, 2.065%,
(-1.000*TSFR1M +
6.436%),
01/20/2038 23,895
0.0
410,407
(4)(5)
Ginnie Mae 2008-
40 PS, 1.988%,
(-1.000*TSFR1M +
6.386%),
05/16/2038 22,351
0.0
653,511
(4)(5)
Ginnie Mae 2008-
51 GS, 1.718%,
(-1.000*TSFR1M +
6.116%),
06/16/2038 49,636
0.0
1,220,910
(4)(5)
Ginnie Mae 2008-
82 SA, 1.515%,
(-1.000*TSFR1M +
5.886%),
09/20/2038 81,967
0.0
478,383
(4)(5)
Ginnie Mae 2009-
110 SA, 1.838%,
(-1.000*TSFR1M +
6.236%),
04/16/2039 4,431
0.0
6,933,400  Ginnie Mae 2009-110
ZA, 5.500%,
11/16/2039 6,890,648
0.6
984,455  Ginnie Mae 2009-110
ZC, 4.500%,
11/16/2039 925,591
0.1
1,700,655  Ginnie Mae 2009-118
XZ, 5.000%,
12/20/2039 1,700,092
0.2
783,986  Ginnie Mae 2009-
121 ZQ, 5.500%,
09/20/2039 799,754
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
701,634  Ginnie Mae 2009-31
BP, 5.000%,
05/20/2039 $ 695,838
0.1
1,033,146  Ginnie Mae 2009-31
ZL, 4.500%,
05/20/2039 1,017,036
0.1
964,184  Ginnie Mae 2009-
32 QZ, 5.500%,
05/16/2039 989,003
0.1
801,180  Ginnie Mae 2009-32
YZ, 7.000%,
05/16/2039 837,477
0.1
1,041,300  Ginnie Mae 2009-34 Z,
4.500%,
05/16/2039 1,028,026
0.1
1,347,135  Ginnie Mae 2009-53
ZB, 6.000%,
07/16/2039 1,398,799
0.1
265,684  Ginnie Mae 2009-54
HZ, 5.000%,
07/20/2039 262,532
0.0
128,792
(4)(5)
Ginnie Mae 2009-
55 BI, 1.000%,
(-1.000*TSFR1M +
159.638%),
06/16/2037 3,850
0.0
1,876,861  Ginnie Mae 2009-61
EZ, 7.500%,
08/20/2039 1,966,598
0.2
8,147,721  Ginnie Mae 2009-61
PZ, 7.500%,
08/20/2039 8,664,738
0.8
6,894,997  Ginnie Mae 2009-
61 ZQ, 6.000%,
08/16/2039 7,141,511
0.6
488,502
(4)(5)
Ginnie Mae 2009-
66 QS, 1.615%,
(-1.000*TSFR1M +
5.986%),
07/20/2039 16,713
0.0
3,339,340  Ginnie Mae 2009-68
ZC, 5.500%,
08/16/2039 3,409,372
0.3
380,083
(4)(5)
Ginnie Mae 2009-
77 SA, 1.638%,
(-1.000*TSFR1M +
6.036%),
09/16/2039 25,387
0.0
3,055,785  Ginnie Mae 2009-77
ZB, 5.500%,
09/16/2039 3,106,735
0.3
1,347,931  Ginnie Mae 2009-79
PZ, 6.000%,
09/20/2039 1,412,287
0.1
735,523  Ginnie Mae 2009-87
PZ, 5.500%,
10/20/2039 744,172
0.1
2,676,991  Ginnie Mae 2009-
87 WZ, 6.000%,
10/20/2039 2,701,744
0.2
751,120  Ginnie Mae 2009-92
DZ, 4.500%,
10/16/2039 711,992
0.1
1,811,651  Ginnie Mae 2009-
98 MZ, 5.000%,
10/16/2039 1,792,934
0.2
211,582
(4)
Ginnie Mae 2009-H01
FA, 5.635%, (TSFR1M
+ 1.264%),
11/20/2059 212,391
0.0
505,952
(5)
Ginnie Mae 2010-106
IP, 5.000%,
03/20/2040 29,548
0.0
5,714,577  Ginnie Mae 2010-
113 BE, 4.500%,
09/20/2040 5,594,583
0.5
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
566,417
(4)(5)
Ginnie Mae 2010-
116 NS, 2.138%,
(-1.000*TSFR1M +
6.536%),
09/16/2040 $ 36,694
0.0
2,000,000  Ginnie Mae 2010-
116 PB, 5.000%,
06/16/2040 1,980,437
0.2
4,215,260  Ginnie Mae 2010-
117 ZQ, 4.500%,
09/20/2040 4,011,881
0.3
918,000  Ginnie Mae 2010-121
TB, 4.000%,
09/20/2040 849,356
0.1
1,992,318  Ginnie Mae 2010-125
BZ, 4.500%,
09/16/2040 1,988,145
0.2
1,302,305  Ginnie Mae 2010-14
B, 4.500%,
02/16/2040 1,282,410
0.1
523,899
(4)(5)
Ginnie Mae 2010-
158 SA, 1.565%,
(-1.000*TSFR1M +
5.936%),
12/20/2040 46,980
0.0
724,842  Ginnie Mae 2010-162
ZE, 4.000%,
12/16/2040 686,754
0.1
5,896,165
(4)(5)
Ginnie Mae 2010-
166 GS, 1.515%,
(-1.000*TSFR1M +
5.886%),
12/20/2040 504,920
0.0
37,770
(5)
Ginnie Mae 2010-166
NI, 4.500%,
04/20/2039 138
0.0
551,180  Ginnie Mae 2010-
169 AW, 4.500%,
12/20/2040 546,543
0.1
22,408
(5)
Ginnie Mae 2010-19
LI, 5.000%,
07/16/2039 187
0.0
745,323  Ginnie Mae 2010-31
BP, 5.000%,
03/20/2040 737,189
0.1
436,548
(5)
Ginnie Mae 2010-4
WI, 6.000%,
01/16/2040 54,922
0.0
3,965,717  Ginnie Mae 2010-42
VZ, 5.500%,
10/20/2039 4,054,732
0.4
583,562  Ginnie Mae 2010-59
ZA, 4.500%,
05/20/2040 569,330
0.1
3,158,539
(4)
Ginnie Mae 2010-H10
FB, 5.700%, (TSFR1M
+ 1.114%),
05/20/2060 3,173,876
0.3
1,574,883
(4)
Ginnie Mae 2010-H10
FC, 5.822%, (TSFR1M
+ 1.114%),
05/20/2060 1,582,934
0.1
269,204
(4)
Ginnie Mae 2010-H11
FA, 5.700%, (TSFR1M
+ 1.114%),
06/20/2060 270,431
0.0
689,520
(4)
Ginnie Mae 2010-H20
AF, 5.096%, (TSFR1M
+ 0.444%),
10/20/2060 687,203
0.1
58,560
(4)
Ginnie Mae 2010-H26
LF, 5.116%, (TSFR1M +
0.464%),
08/20/2058 58,496
0.0
94,159
(5)
Ginnie Mae 2011-123
QI, 5.000%,
05/20/2041 6,219
0.0
348,454
(4)
Ginnie Mae 2011-128
TF, 4.962%, (TSFR1M +
0.564%),
05/16/2041 344,574
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,422,577
(4)(5)
Ginnie Mae 2011-
141 PS, 2.188%,
(-1.000*TSFR1M +
6.586%),
06/16/2041 $ 76,440
0.0
1,346,409
(5)
Ginnie Mae 2011-146
EI, 5.000%,
11/16/2041 240,324
0.0
945,000  Ginnie Mae 2011-151
PY, 3.000%,
11/20/2041 786,275
0.1
24,883  Ginnie Mae 2011-
169 BC, 7.000%,
05/16/2032 25,547
0.0
94,330
(4)
Ginnie Mae 2011-
169 BG, 5.450%,
04/16/2039 95,250
0.0
4,335,519  Ginnie Mae 2011-25 Z,
4.000%,
02/20/2041 4,170,265
0.4
1,129,069  Ginnie Mae 2011-
59 QC, 4.000%,
12/20/2040 1,097,374
0.1
1,637,726  Ginnie Mae 2011-89 Z,
3.500%,
06/20/2041 1,508,055
0.1
411,845
(4)
Ginnie Mae 2011-H01
AF, 5.216%, (TSFR1M
+ 0.564%),
11/20/2060 411,255
0.0
582,442
(4)
Ginnie Mae 2011-H03
FA, 5.266%, (TSFR1M
+ 0.614%),
01/20/2061 581,843
0.1
161,716
(4)
Ginnie Mae 2011-H07
FA, 5.266%, (TSFR1M
+ 0.614%),
02/20/2061 161,535
0.0
62,673
(4)
Ginnie Mae 2011-H08
FD, 5.266%, (TSFR1M
+ 0.614%),
02/20/2061 62,615
0.0
300,528
(4)
Ginnie Mae 2011-H09
AF, 5.266%, (TSFR1M
+ 0.614%),
03/20/2061 300,190
0.0
886,495
(4)
Ginnie Mae 2011-H19
FA, 5.236%, (TSFR1M
+ 0.584%),
08/20/2061 885,282
0.1
273,175
(4)
Ginnie Mae 2011-H21
FT, 4.980%, (H15T1Y +
0.700%),
10/20/2061 272,374
0.0
459,993
(5)
Ginnie Mae 2012-103
IC, 3.500%,
08/16/2040 11,624
0.0
180,920
(5)
Ginnie Mae 2012-124
MI, 4.000%,
03/20/2042 14,990
0.0
10,599,000
(5)
Ginnie Mae 2012-136
BI, 3.500%,
11/20/2042 1,461,963
0.1
412,076
(5)
Ginnie Mae 2012-146
AI, 3.000%,
10/20/2037 2,998
0.0
149,061
(4)(5)
Ginnie Mae 2012-
34 MS, 2.188%,
(-1.000*TSFR1M +
6.586%),
04/16/2041 5,380
0.0
1,980,539
(4)(5)
Ginnie Mae 2012-
48 SA, 2.138%,
(-1.000*TSFR1M +
6.536%),
04/16/2042 201,612
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,601,591
(4)(5)
Ginnie Mae 2012-
60 SG, 1.588%,
(-1.000*TSFR1M +
5.986%),
05/16/2042 $ 198,470
0.0
2,644,629
(4)
Ginnie Mae 2012-77
FE, 4.902%, (TSFR1M
+ 0.504%),
05/16/2041 2,621,701
0.2
530,983
(4)(5)
Ginnie Mae 2012-
93 NS, 1.615%,
(-1.000*TSFR1M +
5.986%),
07/20/2042 37,505
0.0
562,300
(5)
Ginnie Mae 2012-98
EI, 4.000%,
04/20/2041 53,011
0.0
993,508
(4)
Ginnie Mae 2012-H06
FS, 5.466%, (TSFR1M
+ 0.814%),
03/20/2062 995,407
0.1
2,243,334
(4)
Ginnie Mae 2012-H08
FA, 5.366%, (TSFR1M
+ 0.714%),
01/20/2062 2,244,048
0.2
542,112
(4)
Ginnie Mae 2012-H08
FB, 5.366%, (TSFR1M
+ 0.714%),
03/20/2062 542,282
0.1
114,491
(4)
Ginnie Mae 2012-H11
FA, 5.466%, (TSFR1M
+ 0.814%),
02/20/2062 114,705
0.0
125,704
(4)
Ginnie Mae 2012-H11
GA, 5.346%, (TSFR1M
+ 0.694%),
05/20/2062 125,713
0.0
307,321
(4)
Ginnie Mae 2012-H11
VA, 5.416%, (TSFR1M
+ 0.764%),
05/20/2062 307,871
0.0
540,027
(4)
Ginnie Mae 2012-H12
FA, 5.316%, (TSFR1M
+ 0.664%),
04/20/2062 539,826
0.1
3,149,985
(4)
Ginnie Mae 2012-H12
FB, 5.816%, (TSFR1M
+ 1.164%),
02/20/2062 3,170,583
0.3
152,674
(4)
Ginnie Mae 2012-H14
FK, 5.346%, (TSFR1M
+ 0.694%),
07/20/2062 152,622
0.0
917,635
(4)
Ginnie Mae 2012-H20
BA, 5.326%, (TSFR1M
+ 0.674%),
09/20/2062 904,758
0.1
114,728
(4)
Ginnie Mae 2012-H29
FA, 5.281%, (TSFR1M
+ 0.629%),
10/20/2062 114,640
0.0
687,801
(4)
Ginnie Mae 2012-H30
GA, 5.116%, (TSFR1M
+ 0.464%),
12/20/2062 686,248
0.1
976,682  Ginnie Mae 2013-119
TZ, 3.000%,
08/20/2043 859,036
0.1
7,000,000  Ginnie Mae 2013-
147 BE, 4.000%,
12/20/2039 6,471,283
0.6
1,578,876  Ginnie Mae 2013-167
Z, 3.000%,
10/16/2043 1,409,601
0.1
1,900,000
(5)
Ginnie Mae 2013-186
UI, 2.500%,
11/20/2043 252,351
0.0
401,076
(5)
Ginnie Mae 2013-186
VI, 4.000%,
12/20/2042 54,675
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,693,046  Ginnie Mae 2013-186
ZE, 2.500%,
12/16/2043 $ 2,312,705
0.2
1,971,631
(5)
Ginnie Mae 2013-20
LI, 4.500%,
12/16/2042 197,342
0.0
1,399,630
(5)
Ginnie Mae 2013-23
IO, 3.500%,
02/20/2043 231,310
0.0
550,911
(4)(5)
Ginnie Mae 2013-
88 AI, 1.183%,
(-1.000*TSFR1M +
5.736%),
06/20/2043 34,940
0.0
953,380
(4)(5)
Ginnie Mae 2013-
99 SK, 1.233%,
(-1.000*TSFR1M +
5.786%),
07/20/2043 49,499
0.0
513,043
(4)
Ginnie Mae 2013-H02
FD, 5.106%, (TSFR1M
+ 0.454%),
12/20/2062 511,337
0.0
87,240
(4)
Ginnie Mae 2013-H07
HA, 5.176%, (TSFR1M
+ 0.524%),
03/20/2063 87,053
0.0
714,727
(4)
Ginnie Mae 2013-H08
BF, 5.166%, (TSFR1M
+ 0.514%),
03/20/2063 710,348
0.1
286,820
(4)
Ginnie Mae 2013-H10
FT, 4.730%, (H15T1Y +
0.450%),
04/20/2063 285,119
0.0
799,202
(4)
Ginnie Mae 2013-H13
FS, 5.766%, (TSFR1M
+ 1.114%),
06/20/2063 805,836
0.1
544,685
(4)
Ginnie Mae 2013-H14
FC, 5.236%, (TSFR1M
+ 0.584%),
06/20/2063 543,963
0.1
160,612
(4)
Ginnie Mae 2013-H14
FD, 5.236%, (TSFR1M
+ 0.584%),
06/20/2063 160,318
0.0
187,795
(4)
Ginnie Mae 2013-H14
FG, 5.236%, (TSFR1M
+ 0.584%),
05/20/2063 187,524
0.0
111,549
(4)
Ginnie Mae 2013-H15
FA, 5.306%, (TSFR1M
+ 0.654%),
06/20/2063 111,492
0.0
134,962
(4)
Ginnie Mae 2013-H17
FA, 5.316%, (TSFR1M
+ 0.664%),
07/20/2063 134,900
0.0
42,683
(4)
Ginnie Mae 2013-H18
EA, 5.266%, (TSFR1M
+ 0.614%),
07/20/2063 42,618
0.0
510,833
(4)
Ginnie Mae 2013-H18
FA, 5.266%, (TSFR1M
+ 0.614%),
06/20/2063 510,369
0.0
659,251
(4)
Ginnie Mae 2013-H19
DF, 5.416%, (TSFR1M
+ 0.764%),
05/20/2063 658,208
0.1
146,486
(4)
Ginnie Mae 2013-H20
FB, 5.766%, (TSFR1M
+ 1.114%),
08/20/2063 147,418
0.0
54,009
(4)
Ginnie Mae 2013-H21
FB, 5.466%, (TSFR1M
+ 0.814%),
09/20/2063 54,090
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
229,229
(4)
Ginnie Mae 2013-H22
FB, 5.466%, (TSFR1M
+ 0.814%),
08/20/2063 $ 229,620
0.0
738,083
(4)
Ginnie Mae 2013-H22
FT, 4.930%, (H15T1Y +
0.650%),
04/20/2063 735,979
0.1
201,596
(4)
Ginnie Mae 2013-H23
FA, 6.066%, (TSFR1M
+ 1.414%),
09/20/2063 203,203
0.0
95,500
(4)
Ginnie Mae 2013-H24
FB, 5.496%, (TSFR1M
+ 0.844%),
09/20/2063 95,707
0.0
1,509,927
(4)(5)
Ginnie Mae 2014-
107 XS, 1.088%,
(-1.000*TSFR1M +
5.486%),
07/16/2044 99,464
0.0
2,793,200  Ginnie Mae 2014-
115 EM, 4.000%,
08/20/2044 2,557,189
0.2
2,310,510  Ginnie Mae 2014-118
ZP, 4.000%,
08/20/2044 2,148,998
0.2
985,475
(4)(5)
Ginnie Mae 2014-
129 WS, 1.233%,
(-1.000*TSFR1M +
5.786%),
09/20/2044 57,729
0.0
1,850,316  Ginnie Mae 2014-149
KL, 4.000%,
10/16/2044 1,617,226
0.1
751,737
(4)(5)
Ginnie Mae 2014-
161 WS, 1.233%,
(-1.000*TSFR1M +
5.786%),
11/20/2044 45,409
0.0
885,524
(5)
Ginnie Mae 2014-183
IM, 5.000%,
06/20/2035 133,509
0.0
1,055,900
(4)(5)
Ginnie Mae 2014-
30 ES, 0.515%,
(-1.000*TSFR1M +
4.886%),
03/20/2040 50,750
0.0
719,694
(4)(5)
Ginnie Mae 2014-
96 SQ, 1.088%,
(-1.000*TSFR1M +
5.486%),
07/16/2044 47,798
0.0
1,602,601
(5)
Ginnie Mae 2014-99
IO, 4.500%,
06/20/2044 330,246
0.0
4,023,829
(4)
Ginnie Mae 2014-H03
FS, 5.416%, (TSFR1M
+ 0.764%),
02/20/2064 4,028,347
0.4
332,799
(4)
Ginnie Mae 2014-H04
FB, 5.416%, (TSFR1M
+ 0.764%),
02/20/2064 333,159
0.0
393,338
(4)
Ginnie Mae 2014-H05
FB, 5.366%, (TSFR1M
+ 0.714%),
12/20/2063 393,477
0.0
303,066
(4)
Ginnie Mae 2014-H06
FA, 5.336%, (TSFR1M
+ 0.684%),
03/20/2064 303,041
0.0
150,713
(4)
Ginnie Mae 2014-H06
HB, 5.416%, (TSFR1M
+ 0.764%),
03/20/2064 150,854
0.0
1,729,204
(4)
Ginnie Mae 2014-H11
VA, 5.266%, (TSFR1M
+ 0.614%),
06/20/2064 1,727,504
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,162,891
(4)
Ginnie Mae 2014-H15
FA, 5.266%, (TSFR1M
+ 0.614%),
07/20/2064 $ 2,160,970
0.2
1,004,280
(4)
Ginnie Mae 2014-H21
FA, 5.416%, (TSFR1M
+ 0.764%),
10/20/2064 1,002,542
0.1
7,802,920
(4)
Ginnie Mae 2015-10
Q, 2.421%,
10/20/2044 6,574,120
0.6
130,000  Ginnie Mae 2015-123
GY, 3.000%,
09/20/2045 97,752
0.0
2,364,266
(4)(5)
Ginnie Mae 2015-
141 IX, 0.311%,
(-1.000*TSFR1M +
2.060%),
06/20/2045 29,623
0.0
15,125,000  Ginnie Mae 2015-143
B, 3.500%,
04/20/2045 13,513,156
1.2
1,653,115
(5)
Ginnie Mae 2015-149
IL, 4.500%,
10/20/2045 353,793
0.0
855,946
(5)
Ginnie Mae 2015-157
PI, 4.000%,
03/20/2044 87,034
0.0
2,151,579  Ginnie Mae 2015-165
ZA, 3.500%,
07/20/2045 1,993,755
0.2
4,929,367  Ginnie Mae 2015-64
ZH, 2.500%,
05/16/2045 4,219,431
0.4
486,215
(4)
Ginnie Mae 2015-H03
FA, 5.266%, (TSFR1M
+ 0.614%),
12/20/2064 485,760
0.0
1,620,350
(4)
Ginnie Mae 2015-H05
FC, 5.246%, (TSFR1M
+ 0.594%),
02/20/2065 1,614,500
0.1
594,239
(4)
Ginnie Mae 2015-H06
FA, 5.246%, (TSFR1M
+ 0.594%),
02/20/2065 593,563
0.1
947,421
(4)
Ginnie Mae 2015-H08
FC, 5.246%, (TSFR1M
+ 0.594%),
03/20/2065 946,537
0.1
863,798
(4)
Ginnie Mae 2015-H10
FH, 5.366%, (TSFR1M
+ 0.714%),
04/20/2065 861,349
0.1
101,874
(4)
Ginnie Mae 2015-H12
FA, 5.246%, (TSFR1M
+ 0.594%),
05/20/2065 101,779
0.0
1,665,029
(4)
Ginnie Mae 2015-H13
FG, 5.166%, (TSFR1M
+ 0.514%),
04/20/2065 1,661,131
0.1
128,440
(4)
Ginnie Mae 2015-H14
FB, 5.196%, (TSFR1M
+ 0.544%),
05/20/2065 128,183
0.0
633,855
(4)
Ginnie Mae 2015-H18
FB, 5.366%, (TSFR1M
+ 0.714%),
07/20/2065 632,463
0.1
506,778
(4)
Ginnie Mae 2015-H20
FB, 5.366%, (TSFR1M
+ 0.714%),
08/20/2065 505,497
0.0
995,726
(4)
Ginnie Mae 2015-H22
FC, 5.366%, (TSFR1M
+ 0.714%),
09/20/2065 993,372
0.1
1,155,532
(4)
Ginnie Mae 2015-H23
FB, 5.286%, (TSFR1M
+ 0.634%),
09/20/2065 1,154,874
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
845,546
(4)
Ginnie Mae 2015-H26
FA, 5.286%, (TSFR1M
+ 0.634%),
10/20/2065 $ 845,067
0.1
212,169
(4)
Ginnie Mae 2015-H26
FC, 5.366%, (TSFR1M
+ 0.714%),
08/20/2065 212,228
0.0
670,021
(4)
Ginnie Mae 2015-H26
FG, 5.286%, (TSFR1M
+ 0.634%),
10/20/2065 667,776
0.1
2,014,930
(4)
Ginnie Mae 2015-H29
FL, 5.366%, (TSFR1M
+ 0.714%),
11/20/2065 2,010,545
0.2
3,511,292
(4)
Ginnie Mae 2015-H30
FE, 5.366%, (TSFR1M
+ 0.714%),
11/20/2065 3,512,378
0.3
201,338
(4)
Ginnie Mae 2015-H31
FT, 5.416%, (TSFR1M +
0.764%),
11/20/2065 201,525
0.0
9,506,276
(5)
Ginnie Mae 2016-120
IM, 3.500%,
07/20/2046 1,180,057
0.1
4,358,959
(5)
Ginnie Mae 2016-145
IU, 3.500%,
10/20/2046 775,545
0.1
4,367,802
(4)(5)
Ginnie Mae 2016-
20 BS, 1.615%,
(-1.000*TSFR1M +
5.986%),
02/20/2046 471,648
0.0
2,294,103
(4)
Ginnie Mae 2016-5
AB, 4.693%,
01/20/2046 2,273,128
0.2
3,827,735  Ginnie Mae 2016-69
B, 3.000%,
05/20/2046 3,322,851
0.3
97,768
(4)
Ginnie Mae 2016-H01
FL, 5.416%, (TSFR1M
+ 0.764%),
12/20/2065 97,869
0.0
898,534
(4)
Ginnie Mae 2016-H02
FH, 5.766%, (TSFR1M
+ 1.114%),
01/20/2066 901,065
0.1
206,818
(4)
Ginnie Mae 2016-H03
FB, 5.416%, (TSFR1M
+ 0.764%),
01/20/2066 206,435
0.0
178,246
(4)
Ginnie Mae 2016-H07
FK, 5.766%, (TSFR1M
+ 1.114%),
03/20/2066 178,706
0.0
1,047,002
(4)
Ginnie Mae 2016-H09
FB, 5.666%, (TSFR1M
+ 1.014%),
04/20/2066 1,048,179
0.1
1,868,019
(4)
Ginnie Mae 2016-H11
F, 5.566%, (TSFR1M +
0.914%),
05/20/2066 1,867,899
0.2
527,521
(4)
Ginnie Mae 2016-H11
FE, 5.616%, (TSFR1M
+ 0.964%),
04/20/2066 527,821
0.0
326,102
(4)
Ginnie Mae 2016-H13
FD, 4.730%, (H15T1Y +
0.450%),
05/20/2066 324,067
0.0
59,122
(4)
Ginnie Mae 2016-H13
FT, 5.346%, (TSFR1M +
0.694%),
05/20/2066 59,126
0.0
5,142,088
(4)
Ginnie Mae 2016-H20
FB, 5.316%, (TSFR1M
+ 0.664%),
09/20/2066 5,140,213
0.4

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
72,586
(4)
Ginnie Mae 2016-H20
FG, 5.466%, (TSFR1M
+ 0.814%),
08/20/2066 $ 72,663
0.0
1,128,572
(4)
Ginnie Mae 2016-H21
FH, 5.616%, (TSFR1M
+ 0.964%),
09/20/2066 1,129,243
0.1
2,655,289
(4)
Ginnie Mae 2016-H23
F, 5.516%, (TSFR1M +
0.864%),
10/20/2066 2,657,813
0.2
3,992,878  Ginnie Mae 2017-
107 QZ, 3.000%,
08/20/2045 3,174,594
0.3
1,000,000  Ginnie Mae 2017-
117 BE, 2.500%,
08/20/2047 801,952
0.1
1,000,000  Ginnie Mae 2017-
117 NG, 2.500%,
08/20/2047 782,522
0.1
1,762,714  Ginnie Mae 2017-122
CZ, 3.000%,
08/20/2047 1,331,443
0.1
1,763,875
(5)
Ginnie Mae 2017-123
IO, 5.000%,
08/16/2047 380,349
0.0
2,890,000  Ginnie Mae 2017-162
PL, 3.000%,
10/20/2047 2,168,431
0.2
750,000  Ginnie Mae 2017-163
YA, 2.500%,
11/20/2047 601,266
0.1
10,000,000  Ginnie Mae 2017-
180 QB, 2.500%,
12/20/2047 8,304,047
0.7
1,111,851  Ginnie Mae 2017-
56 HM, 3.000%,
12/20/2046 999,545
0.1
5,316,778  Ginnie Mae 2017-56
JZ, 3.000%,
04/20/2047 4,293,453
0.4
588,017
(4)
Ginnie Mae 2017-H07
FG, 5.226%, (TSFR1M
+ 0.574%),
02/20/2067 587,055
0.1
686,649
(4)
Ginnie Mae 2017-H14
FV, 5.266%, (TSFR1M
+ 0.614%),
06/20/2067 685,889
0.1
766,913
(4)
Ginnie Mae 2017-H17
FG, 5.266%, (TSFR1M
+ 0.614%),
08/20/2067 766,156
0.1
223,728
(4)
Ginnie Mae 2017-H19
FA, 5.216%, (TSFR1M
+ 0.564%),
08/20/2067 223,271
0.0
1,208,418  Ginnie Mae 2018-112
AL, 3.500%,
08/20/2048 1,084,524
0.1
370,574  Ginnie Mae 2018-163
DZ, 4.500%,
11/20/2048 325,151
0.0
562,143
(5)
Ginnie Mae 2018-78
IC, 4.000%,
02/20/2047 84,099
0.0
1,000,000  Ginnie Mae 2018-91
JN, 3.000%,
07/20/2048 805,881
0.1
125,257
(4)
Ginnie Mae 2018-H07
FE, 5.116%, (TSFR1M
+ 0.464%),
02/20/2068 124,849
0.0
10,234,728  Ginnie Mae 2019-1 LZ,
3.500%,
01/20/2049 8,347,668
0.7
1,389,650  Ginnie Mae 2019-1 Z,
4.000%,
01/20/2049 1,276,581
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,611,952
(4)
Ginnie Mae 2019-100
FD, 4.885%, (TSFR1M
+ 0.514%),
08/20/2049 $ 2,566,187
0.2
9,831,523  Ginnie Mae 2019-
123 CA, 3.000%,
10/20/2049 8,659,631
0.8
712,253
(5)
Ginnie Mae 2019-29
AI, 5.000%,
07/20/2048 164,941
0.0
11,223,944
(5)
Ginnie Mae 2019-56
YI, 5.000%,
05/20/2049 2,797,886
0.2
109,899  Ginnie Mae 2019-
71 EN, 4.000%,
06/20/2049 88,246
0.0
1,450,848
(4)
Ginnie Mae 2019-H01
FL, 5.216%, (TSFR1M
+ 0.564%),
12/20/2068 1,453,041
0.1
1,201,744
(4)
Ginnie Mae 2019-H05
FL, 5.246%, (TSFR1M
+ 0.594%),
03/20/2069 1,196,465
0.1
251,381
(4)
Ginnie Mae 2019-H10
FM, 5.166%, (TSFR1M
+ 0.514%),
05/20/2069 250,751
0.0
771,448
(4)
Ginnie Mae 2019-H19
FB, 5.216%, (TSFR1M
+ 0.564%),
11/20/2069 770,117
0.1
17,489,162
(5)
Ginnie Mae 2020-47
LI, 3.500%,
04/20/2050 3,464,260
0.3
208,288
(4)
Ginnie Mae 2020-H01
FT, 4.780%, (H15T1Y +
0.500%),
01/20/2070 207,190
0.0
4,202,237
(4)
Ginnie Mae 2020-H09
FL, 5.916%, (TSFR1M
+ 1.264%),
05/20/2070 4,251,920
0.4
7,629,602
(4)(5)
Ginnie Mae 2021-
58 SB, 1.815%,
(-1.000*TSFR1M +
6.186%),
04/20/2051 834,105
0.1
5,360,529
(5)
Ginnie Mae 2021-74
KI, 3.000%,
04/20/2051 830,864
0.1
13,660,285
(4)(5)
Ginnie Mae 2021-
77 SK, 0.286%,
(-1.000*TSFR1M +
3.186%),
05/20/2051 199,713
0.0
111,193
(4)
Ginnie Mae 2021-H09
Z, 3.085%,
10/20/2066 102,518
0.0
11,729,199  Ginnie Mae 2022-
205 ZG, 5.500%,
12/20/2052 11,341,768
1.0
2,346,452  Ginnie Mae 2022-47
EB, 3.000%,
03/20/2037 1,906,942
0.2
1,250,802  Ginnie Mae 2023-189
AY, 6.000%,
12/20/2053 1,250,391
0.1
6,280,742  Ginnie Mae 2024-20
VZ, 5.500%,
09/20/2053 6,194,201
0.5
9,913,180
(4)
Ginnie Mae 2024-43 F,
5.555%, (SOFR30A +
0.950%),
03/20/2054 9,916,674
0.9
5,154,000  Ginnie Mae 2024-61
CY, 6.000%,
04/20/2054 5,088,732
0.4

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,124,991  Seasoned Credit Risk
Transfer Trust Series
2017-2 MA, 3.000%,
08/25/2056 $ 4,729,448
0.4
1,267,813
(4)
Seasoned Credit Risk
Transfer Trust Series
2018-2 HA, 3.000%,
11/25/2057 1,186,375
0.1
3,602,221  Seasoned Credit Risk
Transfer Trust Series
2019-1 M55D, 4.000%,
07/25/2058 3,309,440
0.3
1,597,975  Seasoned Credit Risk
Transfer Trust Series
2019-3 M55D, 4.000%,
10/25/2058 1,480,706
0.1
7,835,000  Seasoned Loans
Structured Transaction
Series 2019-1 A2,
3.500%,
05/25/2029 7,389,036
0.6
2,815,286  Seasoned Loans
Structured Transaction
Trust Series 2019-
2 A1C, 2.750%,
09/25/2029 2,630,735
0.2
1,050,771  Vendee Mortgage Trust
2003-2 Z, 5.000%,
05/15/2033 1,042,539
0.1
2,213,141  Vendee Mortgage Trust
2011-2 DZ, 3.750%,
10/15/2041 2,028,435
0.2
19,384,529
(4)(5)
Vendee Mortgage Trust
2011-2 IO, 0.367%,
10/15/2041 284,510
0.0
Total Collateralized
Mortgage Obligations
(Cost $574,321,608)
519,752,729
44.9
COMMERCIAL MORTGAGE-BACKED SECURITIES : 3.5%
8,747,860
(4)(5)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K106 X1, 1.317%,
01/25/2030 488,335
0.1
29,747,804
(4)(5)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K108 X1, 1.691%,
03/25/2030 2,103,113
0.2
19,263,176
(4)(5)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K110 X1, 1.693%,
04/25/2030 1,342,117
0.1
2,959,228
(4)(5)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K119 X1, 0.925%,
09/25/2030 122,763
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
16,393,720
(4)(5)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1516 X1, 1.509%,
05/25/2035 $ 1,810,660
0.2
14,647,214
(4)(5)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1517 X1, 1.323%,
07/25/2035 1,400,199
0.1
33,837,139
(4)(5)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1519 X1, 0.592%,
12/25/2035 1,477,302
0.1
24,361,484
(4)(5)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K740 X1, 0.735%,
09/25/2027 398,471
0.0
31,466,000
(5)
Freddie Mac Multifamily
Structured Pass
Through Certificates
KL06 XFX, 1.364%,
12/25/2029 1,403,788
0.1
34,147,966
(4)(5)
Freddie Mac Multifamily
Structured Pass
Through Certificates
KLU3 X1, 1.931%,
01/25/2031 2,808,337
0.3
211,223
(4)
Ginnie Mae 2004-23 Z,
5.770%,
03/16/2044 208,545
0.0
2,415,561
(4)(5)
Ginnie Mae 2006-67
IO, 0.678%,
11/16/2046 8,038
0.0
41,191
(4)
Ginnie Mae 2007-52 Z,
4.350%,
01/16/2048 41,078
0.0
451,200  Ginnie Mae 2008-39 Z,
4.500%,
02/16/2048 429,691
0.1
215,446
(4)(5)
Ginnie Mae 2008-45
IO, 0.861%,
02/16/2048 2,210
0.0
53,515
(4)(5)
Ginnie Mae 2010-123
IA, 2.050%,
10/16/2052 542
0.0
7,399,772
(4)(5)
Ginnie Mae 2011-47
IO, 0.206%,
01/16/2051 20,493
0.0
391,961
(4)(5)
Ginnie Mae 2017-9 IO,
0.656%,
01/16/2057 14,391
0.0
2,055,122
(4)
Ginnie Mae 2018-114
Z, 3.100%,
04/16/2060 1,487,473
0.1
11,586,577  Ginnie Mae 2018-116
Z, 3.000%,
06/16/2058 9,314,757
0.8
2,068,327  Ginnie Mae 2018-169
Z, 3.000%,
04/16/2061 1,295,607
0.1
2,057,547  Ginnie Mae 2019-17 Z,
3.000%,
12/16/2060 1,229,779
0.1
2,735,182
(4)
Ginnie Mae 2019-19 Z,
3.200%,
11/16/2060 2,084,867
0.2
3,558,715  Ginnie Mae 2019-53 Z,
3.000%,
06/16/2061 2,438,177
0.2
5,323,338  Ginnie Mae 2021-79 Z,
1.750%,
08/16/2063 2,065,126
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,637,963  Ginnie Mae 2021-80 Z,
1.500%,
12/16/2062 $ 1,029,650
0.1
2,333,712  Ginnie Mae 2021-90
B, 1.750%,
05/16/2061 1,045,395
0.1
4,049,331
(4)(5)
Ginnie Mae 2023-88
IO, 0.923%,
03/16/2065 287,252
0.0
57,841,045
(4)(5)
Ginnie Mae 2024-82
AI, 0.741%,
10/16/2065 3,771,705
0.3
Total Commercial
Mortgage-Backed
Securities
(Cost $53,773,303)
40,129,861
3.5
ASSET-BACKED SECURITIES : 0.0%
Other Asset-Backed Securities : 0.0%
613,941
(4)
Fannie Mae Grantor
Trust 2001-T9 A1,
4.563%, (TSFR1M +
0.224%),
09/25/2031 609,008
0.0
66,552
(4)
Fannie Mae Grantor
Trust 2003-T4 2A6,
4.356%,
07/26/2033 65,682
0.0
2,747
(4)
Fannie Mae REMIC
Trust 2001-W4 AF6,
5.110%,
01/25/2032 2,737
0.0
3,519
(4)
Fannie Mae REMIC
Trust 2002-W12 AF6,
5.066%,
02/25/2033 3,478
0.0
2,864
(4)
Fannie Mae REMIC
Trust 2002-W2 AF6,
6.000%,
05/25/2032 2,881
0.0
683,786
0.0
Total Asset-Backed
Securities
(Cost $684,907)
683,786
0.0
Total Long-Term
Investments
(Cost $1,637,605,279)
1,506,732,463
130.1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.8%
U.S. Treasury Obligations : 1.8%
1,200,000
(1)
United States Treasury
Bill,
3.910
%,
01/21/2025 1,197,314
0.1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
U.S. Treasury Obligations (continued)
20,000,000
(1)
United States Treasury
Bill,
4.160
%,
02/27/2025 $ 19,869,100
1.7
Total U.S. Treasury
Obligations
(Cost $21,056,474)
21,066,414
1.8
Total Short-Term
Investments
(Cost $21,056,474)
21,066,414
1.8
Total Investments in
Securities
(Cost $1,658,661,753) $ 1,527,798,877 131.9
Liabilities in Excess of
Other Assets
(369,689,012) (31.9)
Net Assets $ 1,158,109,865 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2024.
(2)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(3)
Represents or includes a TBA transaction.
(4)
Variable rate security. Rate shown is the rate in effect as of
December 31, 2024.
(5)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
Reference Rate Abbreviations:
H15T1Y U.S. Treasury 1-Year Constant Maturity
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya GNMA Income Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
December 31, 2024
Asset Table
Investments, at fair value
U.S. Government Agency Obligations $ — $ 946,166,087 $ — $ 946,166,087
Collateralized Mortgage Obligations — 519,752,729 — 519,752,729
Commercial Mortgage-Backed Securities — 40,129,861 — 40,129,861
Asset-Backed Securities — 683,786 — 683,786
Short-Term Investments — 21,066,414 — 21,066,414
Total Investments, at fair value $ — $ 1,527,798,877 $ — $ 1,527,798,877
Other Financial Instruments+
Futures 1,982,067 — — 1,982,067
Total Assets $ 1,982,067 $ 1,527,798,877 $ — $ 1,529,780,944
Liabilities Table
Other Financial Instruments+
Futures $ (5,236) $ — $ — $ (5,236)
Total Liabilities $ (5,236) $ — $ — $ (5,236)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At December 31, 2024, the following futures contracts were outstanding for Voya GNMA Income Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Short Contracts:
U.S. Treasury 2-Year Note (55) 03/31/25 $ (11,308,516) $ (5,236)
U.S. Treasury 5-Year Note (884) 03/31/25 (93,973,344) 357,431
U.S. Treasury 10-Year Note (993) 03/20/25 (107,988,750) 913,366
U.S. Treasury Long Bond (211) 03/20/25 (24,021,031) 513,861
U.S. Treasury Ultra 10-Year Note (130) 03/20/25 (14,470,625) 170,364
U.S. Treasury Ultra Long Bond (8) 03/20/25 (951,250) 27,045
$ (252,713,516) $ 1,976,831
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 4,254,101
Gross Unrealized Depreciation (135,116,977)
Net Unrealized Depreciation $ (130,862,876)